Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets, net

	Useful	Gross value				Accumulated amortization				Net carrying amount
	Life	At December 31,
	Years	2024		2023		2024		2023		2024		2023
Software	1 – 4	US$	75,810	US$	58,281	US$	(49,853)	US$	(42,062)	US$	25,957	US$	16,219

Balance as of January 1, 2023												US$	12,725
Additions													10,387
Amortization													(6,895)
Exchange differences													2
Balance as of December 31, 2023													16,219
Additions													17,598
Amortization													(7,849)
Exchange differences													(11)
Balance as of December 31, 2024												US$	25,957